UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2009

Date of reporting period:	3/31/2009

Item 1.	Schedule of Investments

VCA-11

Schedule of Investments as of March 31, 2009 (Unaudited)

Short Term - 99.8% Investments	Principal Amount (ooo)	Value
Certificates of Deposit - 12.5%
Barclays Bank PLC
2.00%, 10/7/2009	$1,000	$1,000,000
2.00%, 10/9/2009	1,000	1,000,000
BNP Paribas
0.98%, 5/18/2009	2,000	2,000,000
Royal Bank of Scotland/New York
1.20%, 4/9/2009	2,000	1,999,955
Toronto Dominion Bank (The)
1.97%, 9/24/2009	1,000	1,000,000

		6,999,955

Commercial Paper - 41.7%
AXA SA, 144A(a)
1.00%, 4/30/2009	1,000	999,194
Banco Bilbao Vizcaya London, 144A(a)
0.98%, 6/10/2009	2,000	1,996,189
Bank of Ireland(b)
1.771%, 9/4/2009	1,000	1,000,000
CBA (Delaware) Finance(a)
0.70%, 4/23/2009	2,000	1,999,144
DNB Norbank ASA, 144A(a)
0.90%, 5/5/2009	1,240	1,238,946
0.85%, 7/1/2009	1,000	997,851
GDF Suez, 144A(a)
0.53%, 5/22/2009	2,000	1,998,498
General Electric Capital Corp., MTN Gtd.(a)(c)
0.75%, 7/3/2009	1,000	998,063
Lloyds TSB Bank PLC(a)
1.00%, 4/14/2009	2,000	1,999,278
New York Life Capital Corp., 144A(a)
0.60%, 5/5/2009	2,000	1,998,867
SanPaolo IMI US Financial Co.(a)
1.00%, 5/4/2009	1,000	999,083
1.05%, 6/2/2009	1,000	998,192
Societe Generale North America, Inc.(a)
0.39%, 4/15/2009	2,000	1,999,697
State Street Corp.(a)
0.52%, 4/20/2009	2,000	1,999,451
UBS Finance (Delaware) LLC(a)
0.75%, 5/18/2009	2,000	1,998,042

		23,220,495

Other Corporate Obligations - 9.9%
Bank of America NA(b)
1.436%, 8/6/2009	1,000	1,000,000
Bank of America NA Gtd.(b)(c)
1.234%, 7/29/2010	1,000	1,000,000
Citigroup Funding, Inc., MTN(b)(c)
1.274%, 7/30/2010	1,000	1,000,000
US Bancorp, MTN
5.30%, 4/28/2009	2,500	2,508,076

		5,508,076

US Government Agencies - 28.7%
Federal Home Loan Bank
0.32%, 4/21/2009(a)	2,000	1,999,644
0.506%, 1/19/2010(b)	2,000	1,996,794
Fannie Mae(b)
1.244%, 7/13/2010	2,000	1,998,271
Freddie Mac
1.17%, 5/15/2009(a)	3,000	2,995,710
1.15%, 5/4/2009(a)	2,000	1,997,892
0.60%, 7/24/2009(a)	1,000	998,100
1.229%, 8/24/2010(b)	1,000	999,729
1.193%, 9/24/2010(b)	1,000	999,704
Goldman Sachs Promissory Notes Gtd.(a)(c)
1.1%, 9/8/2009	2,000	2,000,000

		15,985,844

Loan Participations - 1.8%
Army & Air Force Exchange Services
1.30%, 5/11/2009	1,000	1,000,000

Repurchase Agreement (d) - 5.2%
Barclays Capital, Inc.
0.21%, dated 3/31/2009, due 4/1/2009 in the amount of $2,925,017 (cost $2,925,000; the value of the collateral including accrued interest was $2,983,500.)	2,925	2,925,000

TOTAL INVESTMENTS - 99.8%
(Cost: $55,639,370)		$55,639,370
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		96,858

Net Assets - 100%		$55,736,228

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.
(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted. The interest rate given is as of March 31, 2009.
(c)	FDIC-Guaranteed issued under temporary liquidity guarantee program.
(d)	Repurchase agreement is collateralized by federal agency obligations.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	—	$—

Level 2 - Other Significant Observable Inputs	$55,639,370	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$55,639,370	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

VARIABLE CONTRACT ANNUITY 11

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities of VCA-11 are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 28, 2009

*	Print the name and title of each signing officer under his or her signature.